Personnel expenses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Personnel Expenses [Line Items]
Salaries	[1]	$ 6,448	$ 6,154	$ 6,305
Variable compensation - performance awards		2,995	3,151	3,013
of which: guarantees for new hires		43	36	30
Variable compensation - other		243	252	425
of which: replacement payments	[2]	72	72	87
of which: forfeiture credits		(136)	(107)	(74)
of which: severance payments	[3]	123	113	220
of which: retention plan and other payments	[4]	185	174	191
Financial advisor variable compensation	[5]	4,054	4,064	3,740
Contractors		489	460	426
Social security		791	814	755
Pension and other post-employment benefit plans	[6]	457	723	678
Other personnel expenses		654	581	570
Total personnel expenses	[7]	16,132	16,199	15,913
Reduction of net periodic pension expenses due to changes in Swiss pension plan at announcement		241
UBS AG
Personnel Expenses [Line Items]
Salaries	[1]	5,199	5,423	6,210
Variable compensation - performance awards		2,794	3,054	3,005
of which: guarantees for new hires		43	36	30
Variable compensation - other		220	231	425
of which: replacement payments	[2]	68	70	87
of which: forfeiture credits		(136)	(106)	(74)
of which: severance payments	[3]	106	95	220
of which: retention plan and other payments	[4]	181	172	191
Financial advisor variable compensation	[5]	4,054	4,064	3,740
Contractors		184	318	425
Social security		629	731	742
Pension and other post-employment benefit plans	[8]	363	601	677
Other personnel expenses		549	531	559
Total personnel expenses	[7],[9]	13,992	$ 14,952	$ 15,782
Reduction of net periodic pension expenses due to changes in Swiss pension plan at announcement		$ 132

[1]	Includes role-based allowances
[2]	Replacement payments are payments made to compensate employees for deferred awards forfeited as a result of joining UBS.
[3]	Includes legally obligated and standard severance payments.
[4]	Includes interest expense related to Deferred Contingent Capital Plan awards.
[5]
Financial advisor variable compensation consists of formulaic compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated based on financial advisor productivity, firm tenure, new assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.

[6]
Changes to the pension fund of UBS in Switzerland in 2018 resulted in a reduction in the pension obligation recognized by UBS. As a consequence, a pre-tax gain of USD 241 million was recognized in the income statement in 2018, with no overall effect on total equity. Refer to Note 29 for more information.

[7]	Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes
[8]
Changes to the pension fund of UBS AG in Switzerland in 2018 resulted in a reduction in the pension obligation recognized by UBS AG. As a consequence, a pre-tax gain of USD 132 million was recognized in the income statement in 2018, with no overall effect on total equity. Refer to Note 29 for more information.

[9]
The decrease in 2018 and 2017 compared with 2016 was mainly due to the transfer of shared services functions in Switzerland and the UK from UBS AG to UBS Business Solutions AG in the second quarter and fourth quarter of 2017, respectively. Refer to Note 32 for more information.